Share-Based Compensation (Tables) - Manscaped Holdings, LLC [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-Based Compensation (Tables) [Line Items]
Schedule of consolidated statements of operations
	Nine Months Ended September 30,
	2021	2020
Marketing and selling expenses	$124,856	$10,416
General and administrative expenses	138,624	26,635
Total	$263,480	$37,051

	Years Ended December 31,
	2020	2019
Marketing and selling expenses	$15,185	$5,422
General and administrative expenses	41,894	12,821
Total	$57,079	$18,243

Schedule of black-scholes option-pricing method
	September 30, 2021	December 31, 2020
Risk-free interest rate	0.1%	0.1%
Expected volatility	70.0%	90.0%
Expected term (years)	1	1
Expected dividend yield	0.0%	0.0%

	December 31,
	2020	2019
Risk-free interest rate	0.1%	1.6%
Expected volatility	90.0%	70.0%
Expected term (years)	1	3
Expected dividend yield	0.0%	0.0%

Schedule of incentive units occurred under the incentive plan
Incentive Units
Unvested as of December 31, 2020	5,137,583
Granted	188,000
Vested	(1,711,752)
Forfeitures	(89,087)
Unvested as of September 30, 2021	3,524,744

Vested as of September 30, 2021	13,574,035

	Incentive Units	Weighted- Average Grant Date Fair Value Per Unit
Unvested as December 31, 2018	—	$—
Granted	18,354,532	0.97
Vested	(9,937,082)	0.93
Forfeitures	(8,750)	0.93
Unvested as of December 31, 2019	8,408,700	$1.01
Granted	1,278,000	1.34
Vested	(3,953,659)	1.02
Forfeitures	(595,458)	0.95
Unvested as of December 31, 2020	5,137,583	$1.00
Vested as of December 31, 2020	11,862,283	$0.96

Schedule of consolidated balance sheets
Balance as of December 31, 2020	$56,639
(Gains)/losses recognized in earnings	263,480
Modifications	(10,117)
Balance as of September 30, 2021	$310,002

Balance as of December 31, 2018	$—
(Gains)/losses recognized in earnings	18,243
Balance as of December 31, 2019	$18,243
(Gains)/losses recognized in earnings	57,079
Redemptions	(17,758)
Modifications	(925)
Balance as of December 31, 2020	$56,639